Financial risk management, objectives and policies, Convertible Senior Notes due 2019 and 2021 (Details) - USD ($)		1 Months Ended				12 Months Ended
	Aug. 21, 2020	Dec. 31, 2019	Oct. 31, 2019	Aug. 31, 2018	Sep. 30, 2014	Dec. 31, 2020
Convertible Senior Notes due 2019 [Member]
Credit Facility [Abstract]
Aggregate principal amount of convertible senior notes issued				$ 73,000,000
Convertible Senior Notes due 2019 [Member] | Private Placement [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis				4.50%
Convertible Senior Notes due 2019 [Member] | Samco Ltd [Member]
Credit Facility [Abstract]
Frequency of periodic repayment						Semi annually
Adjustment to interest rate basis					4.50%
Initial conversion price of common stock (in dollars per share)					$ 8.125
Initial conversion rate of common stock (in shares)					123.0769
Aggregate principal amount of convertible senior notes, subjected to anti-dilution					$ 1,000
Amount converted into shares			$ 26,434,000
Conversion price (in dollars per share)			$ 6.0216
Number of shares issued at conversion (in shares)			4,389,858
Amount of aggregate principal repaid in cash			$ 6,426,000
Convertible Senior Notes due 2019 [Member] | Samco Ltd [Member] | Private Placement [Member]
Credit Facility [Abstract]
Aggregate principal amount of convertible senior notes issued					150,000,000
Net proceeds from after conversion					$ 145,500,000
Convertible Senior Notes due 2021 [Member]
Credit Facility [Abstract]
Aggregate principal amount of convertible senior notes issued				$ 80,300,000
Adjustment to interest rate basis				4.50%
Initial conversion price of common stock (in dollars per share)	$ 5.3470
Initial conversion rate of common stock (in shares)	187.0208	167
Aggregate principal amount of convertible senior notes, subjected to anti-dilution	$ 1,000	$ 1,000
Aggregate number of shares of common stock to be issued at conversion (in shares)	23,377,397
Percentage of principal amount plus accrued and unpaid interest to be redeemed						100.00%
Convertible Senior Notes due 2021 [Member] | Private Placement [Member]
Credit Facility [Abstract]
Aggregate principal amount of convertible senior notes issued		$ 124,999,000		$ 125,000,000
Net proceeds from after conversion				$ 38,900,000
Frequency of periodic repayment						Semi annually
Adjustment to interest rate basis				4.50%
Initial conversion price of common stock (in dollars per share)				$ 6.2599
Initial conversion rate of common stock (in shares)				159.7470
Principal amount of convertible senior notes issued amount				$ 44,700,000
Aggregate principal amount of convertible senior notes, subjected to anti-dilution				1,000
Net proceeds from conversion of senior notes				$ 41,600,000